Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 Vessel
Future Minimum Time-charter Receipts [Abstract]
2026	$ 22,666
2027	21,950
2028	21,952
2029	21,892
2030 and thereafter	18,894
Total	$ 107,354
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2	2